RESEARCH AND DEVELOPMENT EXPENSES, NET	12 Months Ended
Dec. 31, 2022
Security Matters Limited [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
RESEARCH AND DEVELOPMENT EXPENSES, NET

NOTE 14 – RESEARCH AND DEVELOPMENT EXPENSES, NET:

	December 31, 2022	December 31, 2021	December 31, 2020
Salaries and related expenses	2,166	1,795	1,186
Subcontractors and consultants	374	631	509
Research expenses	316	252	155
Depreciation and amortization	255	287	243
Share based compensation	127	100	47
Travel expenses	50	42	11
Freight	30	23	33
Other	6	-	53
Reimbursement from paid pilots and proof of concept projects	(1,426)	(1,091)	(548)
Total	1,898	2,039	1,689